Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income (Unaudited) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Net revenue (Note 4, 5)	$ 4,161,352	$ 3,562,643	$ 7,671,054	$ 7,061,794
Cost of sales	1,435,919	1,170,756	2,619,520	2,354,080
Gross profit	2,725,433	2,391,887	5,051,534	4,707,714
Administrative expenses	709,679	630,013	1,356,765	1,321,838
Selling expenses	1,123,873	993,382	2,115,090	2,014,380
Distribution expenses	210,595	186,274	379,191	355,373
Total operating expenses	2,044,147	1,809,669	3,851,046	3,691,591
Operating income	681,286	582,218	1,200,488	1,016,123
Interest expense (Note 8)	(121,563)	(144,276)	(221,269)	(290,312)
Interest income	4,475	7,907	16,148	23,978
Gain (loss) on derivative financial instruments (Note 12)	0	(42,436)	0	(108,846)
Foreign exchange gain (loss), net	(1,295)	29,946	(13,410)	72,127
Financing cost, net	(118,383)	(148,859)	(218,531)	(303,053)
Income before income taxes	562,903	433,359	981,957	713,070
Income tax expense (Note 6)	(168,298)	(106,690)	(305,991)	(235,673)
Net income including non-controlling interests	394,605	326,669	675,966	477,397
Attributable to owners of the Company	394,585	327,306	675,929	478,700
Attributable to non-controlling interests	20	(637)	37	(1,303)
Other comprehensive income (loss), net of tax (Note 12)	7,456	47,318	17,984	49,954
Total comprehensive income	402,061	373,987	693,950	527,351
Attributable to owners of the Company	402,041	373,987	693,913	528,617
Attributable to non-controlling interests	$ 20	$ (600)	$ 37	$ (1,266)
Basic earnings per share (MXN) (Note 7)	$ 10.4	$ 8.79	$ 17.98	$ 12.85
Diluted earnings per share (MXN) (Note 7)	$ 10.4	$ 8.79	$ 17.98	$ 12.85
Items that may be reclassified to net income:
Foreign currency translation effects	$ 692	$ 16,197	$ (1,633)	$ 16,554
Effects of derivative financial instruments (forwards)	6,764	31,121	19,617	33,400
Items that will not be reclassified to net income:
Remeasurement of defined benefit obligations, net of tax